Retirement Plans - Schedule of Multiemployer Pension Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Multiemployer Plans [Line Items]
Other Charges	$ 4	$ 3	$ 22
Multiemployer pension plan withdrawal obligations
Multiemployer Plans [Line Items]
Other Charges	4	3	3
Multiemployer pension plan withdrawal obligations | Multiemployer Plans, Pension
Multiemployer Plans [Line Items]
Other Charges	5	5	4
Multiemployer pension plan withdrawal obligations | Multiemployer Plans, Pension | Unrelated to facility closures
Multiemployer Plans [Line Items]
Other Charges	4	3	3
Multiemployer pension plan withdrawal obligations | Multiemployer Plans, Pension | Related to facility closures
Multiemployer Plans [Line Items]
Other Charges	$ 1	$ 2	$ 1